UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)
5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541
(Address of principal executive offices) (Zip code)
Michael B. Orkin
5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541
 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 678-533-7850
Date of fiscal year end: April 30

Date of reporting period: November 1, 2015 – January 31, 2016

Item 1 – Schedule of Investments.

Caldwell & Orkin Market Opportunity Fund
SCHEDULE OF INVESTMENTS
January 31, 2016 (UNAUDITED)

		Value
	Shares	(Note 1)
LONG INVESTMENTS (56.91%)
COMMON STOCKS (47.63%)
Aerospace/Defense (4.48%)
Lockheed Martin Corp.	13,700	$2,890,700
Northrop Grumman Corp.	21,400	3,960,284
Raytheon Co.	21,700	2,782,808
		9,633,792

Applications Software (0.94%)
Adobe Systems, Inc.[1]	22,600	2,014,338

Beverages - Wine/Spirits (0.91%)
Constellation Brands, Inc. - Class A	12,800	1,951,744

Building Production - Cement/Aggregate (0.22%)
Vulcan Materials Co.	5,400	476,280

Building Production - Wood (1.11%)
Masco Corp.	90,000	2,375,100

Commercial Banks Non - U.S. (0.55%)
HDFC Bank, Ltd. - ADR	19,600	1,182,468

Commercial Services (1.41%)
Aramark	91,600	2,926,620
Weight Watchers International, Inc.[1]	9,000	114,210
		3,040,830

Computer Services (0.49%)
Accenture PLC - Class A	10,000	1,055,400

Diversified Manufacturing Operations (2.76%)
General Electric Co.	147,700	4,298,070
Honeywell International, Inc.	15,900	1,640,880
		5,938,950

E - Commerce/Products (1.48%)
Amazon.com, Inc.[1]	5,400	3,169,800

Electric - Integrated (4.37%)
American Electric Power Co., Inc.	17,700	1,079,169
DTE Energy Co.	12,700	1,079,627
NextEra Energy, Inc.	5,800	647,918
The Southern Co.	121,100	5,924,212
Xcel Energy, Inc.	17,000	649,740
		9,380,666

Finance - Investment Banker/Broker (0.46%)
Virtu Financial, Inc. - Class A	44,000	998,800

Food - Miscellaneous/Diversified (2.74%)
General Mills, Inc.	26,400	1,491,864
The Kraft Heinz Co.	30,000	2,341,800

		Value
	Shares	(Note 1)
Food - Miscellaneous/Diversified (continued)
Mondelez International, Inc. - Class A	47,600	$2,051,560
		5,885,224

Food - Retail (2.05%)
The Kroger Co.	113,300	4,397,173

Home Decoration Products (0.00%)*
Newell Rubbermaid, Inc.	100	3,878

Infrastructure Software (2.38%)
Microsoft Corp.	92,800	5,112,352

Internet Content - Entertainment (2.32%)
Facebook, Inc. - Class A1	44,500	4,993,345

Internet Media (0.52%)
LinkedIn Corp. - Class A1	5,600	1,108,296

Internet Telephony (0.94%)
RingCentral, Inc. - Class A1	92,400	2,016,168

Non-Hazardous Waste Disposal (1.64%)
Republic Services, Inc.	34,800	1,520,760
Waste Management, Inc.	38,000	2,012,100
		3,532,860

Oil & Gas Companies - Exploration & Production (0.02%)
Anadarko Petroleum Corp.	100	3,909
Concho Resources, Inc.[1]	100	9,513
EOG Resources, Inc.	100	7,102
Newfield Exploration Co.[1]	100	2,907
Pioneer Natural Resources Co.	100	12,395
		35,826

Retail - Apparel/Shoe (5.64%)
American Eagle Outfitters, Inc.	59,400	869,616
Coach, Inc.	61,600	2,282,280
Express, Inc.[1]	149,500	2,535,520
Foot Locker, Inc.	48,800	3,296,928
Kate Spade & Co.[1]	51,900	924,339
L Brands, Inc.	22,900	2,201,835
		12,110,518

Retail - Building Products (3.04%)
The Home Depot, Inc.	34,700	4,363,872
Lowe's Cos., Inc.	30,200	2,164,132
		6,528,004

Retail - Discount (1.29%)
Costco Wholesale Corp.	16,400	2,478,368
Target Corp.	4,000	289,680
		2,768,048

Retail - Perfume & Cosmetics (0.70%)
Ulta Salon Cosmetics & Fragrance, Inc.[1]	8,300	1,503,711

Retail - Restaurants (2.84%)
McDonald's Corp.	32,400	4,010,472

		Value
	Shares	(Note 1)
Retail - Restaurants (continued)
Starbucks Corp.	34,300	$2,084,411
		6,094,883

Toys (1.34%)
Hasbro, Inc.	38,900	2,889,492

Water (0.00%)*
American Water Works Co., Inc.	100	6,491

Web Portals/Internet Service Providers (0.99%)
Alphabet, Inc. - Class A1	2,800	2,131,780

TOTAL COMMON STOCKS
(Cost $97,566,696)		102,336,217

EXCHANGE-TRADED FUNDS (3.92%)
Gold (1.89%)
SPDR® Gold Shares[1]	38,000	4,064,480

Growth-Large Cap (1.06%)
Direxion Daily S&P 500 Bull 3X1	32,700	2,285,403

U.S. Treasury Bond Fund (0.97%)
iShares® Barclays 20 + Year Treasury Bond Fund	16,300	2,074,990

U.S. Treasury Inflation Protected Bond Fund (0.00%)*
iShares® TIPS Bond ETF	100	11,140

TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,054,425)		8,436,013

	Expiration	Exercise	Number of	Value
	Date	Price	Contracts	(Note 1)
PURCHASED OPTIONS (5.36%)
PURCHASED CALL OPTIONS (1.90%)
Apple, Inc.	February, 2016	$120.00	395	1,185
Blackberry, Ltd.	January, 2017	10.00	525	25,200
Concho Resources, Inc.	June, 2016	120.00	370	105,450
Facebook, Inc. - Class A	March, 2016	105.00	725	681,500
Foot Locker, Inc.	February, 2016	60.00	623	496,531
Hasbro, Inc.	April, 2016	65.00	879	887,790
Microsoft Corp.	April, 2016	55.00	5,092	1,120,240
Mohawk Industries, Inc.	February, 2016	200.00	95	0
Pioneer Natural Resources Co.	January, 2017	120.00	73	164,250
Pioneer Natural Resources Co.	January, 2017	165.00	230	163,300
Skechers U.S.A., Inc. - Class A	April, 2016	35.00	55	3,850
SPDR® Gold Shares	May, 2016	106.00	250	110,000
Waste Management, Inc.	April, 2016	52.50	1,675	318,250

TOTAL PURCHASED CALL OPTIONS
(Cost $4,212,197)				4,077,546

PURCHASED PUT OPTIONS (3.46%)
Conn's, Inc.	April, 2016	24.00	1,376	1,486,080
Control4 Corp.	April, 2016	7.50	2,856	399,840
DeVry Education Group, Inc.	February, 2016	30.00	410	401,800
DeVry Education Group, Inc.	May, 2016	20.00	2,626	669,630
Fossil Group, Inc.	March, 2016	35.00	777	334,110

	Expiration	Exercise	Number of	Value
	Date	Price	Contracts	(Note 1)
PURCHASED PUT OPTIONS (continued)
Franklin Resources, Inc.	April, 2016	$40.00	818	$466,260
The Fresh Market, Inc.	March, 2016	25.00	1,664	965,120
Garmin, Ltd.	April, 2016	35.00	428	97,156
Norfolk Southern Corp.	March, 2016	87.50	365	580,350
Restoration Hardware Holdings, Inc.	February, 2016	85.00	41	93,070
Transocean, Ltd.	February, 2016	16.00	1,391	772,005
Valeant Pharmaceuticals, Inc.	April, 2016	35.00	165	180,675
Whole Foods Market, Inc.	May, 2016	33.00	1,600	768,000
Zillow Group, Inc. - Class A	May, 2016	25.00	445	226,950

TOTAL PURCHASED PUT OPTIONS
(Cost $4,430,841)				7,441,046

TOTAL PURCHASED OPTIONS
(Cost $8,643,038)				11,518,592
TOTAL LONG INVESTMENTS
(Cost $114,264,159)				122,290,822

			Value
	7-Day Yield	Shares	(Note 1)
SHORT TERM INVESTMENTS (40.08%)
MONEY MARKET FUNDS[2]
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Capital Shares	0.08%	86,108,815	86,108,815

TOTAL SHORT TERM INVESTMENTS
(Cost $86,108,815)			86,108,815

TOTAL INVESTMENTS - (96.99%)
(Cost $200,372,974)			$208,399,637

Assets in Excess of Other Liabilities (3.01%)			6,463,748

NET ASSETS (100.00%)			$214,863,385

		Value
SCHEDULE OF SECURITIES SOLD SHORT (-37.88%)	Shares	(Note 1)
COMMON STOCKS (-28.30%)
Apparel Manufacturers (-0.21%)
Under Armour, Inc. - Class A	(5,200)	$(444,236)

Automobiles (-1.26%)
Harley-Davidson, Inc.	(45,100)	(1,804,000)
Navistar International Corp.	(100)	(727)
Volkswagen AG - Sponsored ADR	(33,900)	(895,638)
		(2,700,365)

Commercial Banks - Western U.S. (-1.08%)
Great Western Bancorp, Inc.	(88,900)	(2,322,068)

Commercial Banks Non - U.S. (-3.01%)
Australia & New Zealand Banking Group, Ltd. - Sponsored ADR	(34,400)	(597,528)
Banco Santander Brasil SA - ADR	(172,000)	(550,400)
Bancolombia SA - Sponsored ADR	(29,600)	(873,200)
Itau Unibanco Holding SA - Class H, Sponsored Preferred ADR	(301,100)	(1,893,919)

		Value
	Shares	(Note 1)
Commercial Banks Non - U.S. (continued)
Westpac Banking Corp. - Sponsored ADR	(116,800)	$(2,563,760)
		(6,478,807)

Consumer Goods Rental (-0.32%)
Aaron's, Inc.	(30,200)	(690,976)

Distribution/Wholesale (-0.85%)
Fossil Group, Inc.	(55,800)	(1,819,080)

E - Commerce/Services (-1.57%)
Etsy, Inc.	(164,800)	(1,278,848)
Zillow Group, Inc. - Class A	(86,200)	(1,867,954)
Zillow Group, Inc. - Class C	(11,000)	(225,500)
		(3,372,302)

Electronic Devices (-0.85%)
Garmin, Ltd.	(51,900)	(1,825,842)

Food - Confectionery (-0.52%)
The Hershey Co.	(12,600)	(1,110,186)

Food - Retail (-1.69%)
The Fresh Market, Inc.	(75,900)	(1,454,244)
Whole Foods Market, Inc.	(74,300)	(2,177,733)
		(3,631,977)

Hotels & Motels (-1.40%)
Choice Hotels International, Inc.	(49,100)	(2,146,652)
Hyatt Hotels Corp. - Class A	(22,300)	(862,564)
		(3,009,216)

Instruments - Controls (-0.27%)
Control4 Corp.	(86,700)	(592,161)

Investment Management/Advisory Services (-3.81%)
BlackRock, Inc.	(5,600)	(1,759,856)
Franklin Resources, Inc.	(77,700)	(2,693,082)
Janus Capital Group, Inc.	(84,700)	(1,066,373)
Waddell & Reed Financial, Inc. - Class A	(97,100)	(2,664,424)
		(8,183,735)

Machinery - Construction & Mining (-2.17%)
Caterpillar, Inc.	(43,000)	(2,676,320)
Joy Global, Inc.	(198,500)	(1,979,045)
		(4,655,365)

Machinery - Farm (-1.22%)
AGCO Corp.	(31,500)	(1,536,255)
Deere & Co.	(14,200)	(1,093,542)
		(2,629,797)

Machinery - Tools & Related Products (-1.05%)
Kennametal, Inc.	(127,300)	(2,253,210)

Oil & Gas Drilling (-2.74%)
Diamond Offshore Drilling, Inc.	(132,300)	(2,459,457)
Seadrill, Ltd.	(444,400)	(919,908)

		Value
	Shares	(Note 1)
Oil & Gas Drilling (continued)
Transocean, Ltd.	(241,700)	$(2,518,514)
		(5,897,879)

Rental Auto/Equipment (-0.08%)
Avis Budget Group, Inc.	(6,700)	(176,009)

Retail - Gardening Products (-1.02%)
Tractor Supply Co.	(24,900)	(2,198,919)

Schools (-1.96%)
American Public Education, Inc.	(21,500)	(339,270)
Bridgepoint Education, Inc.	(23,100)	(154,770)
Capella Education Co.	(7,800)	(342,498)
Career Education Corp.	(227,700)	(655,776)
DeVry Education Group, Inc.	(94,500)	(1,880,550)
ITT Educational Services, Inc.	(307,700)	(833,867)
		(4,206,731)

Vitamins & Nutrition Products (-1.04%)
Mead Johnson Nutrition Co.	(30,700)	(2,225,443)

Web Hosting/Design (-0.18%)
Endurance International Group Holdings, Inc.	(41,200)	(378,216)

TOTAL COMMON STOCKS
(Proceeds $76,722,423)		(60,802,520)

PREFERRED STOCKS (-0.54%)
Commercial Banks Non - U.S. (-0.54%)
Banco Bradesco SA - ADR	(253,500)	(1,158,495)

TOTAL PREFERRED STOCKS
(Proceeds $1,666,335)		(1,158,495)

EXCHANGE-TRADED FUNDS (-9.04%)
Corporate/Preferred - High Yield (-3.75%)
iShares® iBoxx $ High Yield Corporate Bond ETF	(50,900)	(4,035,352)
SPDR® Barclays High Yield Bond ETF	(120,900)	(4,015,089)
		(8,050,441)

Emerging Country Exchange - Traded Funds (-4.21%)
iShares® MSCI Brazil Capped ETF	(59,100)	(1,171,953)
iShares® MSCI Indonesia Index Fund	(55,000)	(1,190,750)
iShares® MSCI Malaysia ETF	(224,400)	(1,819,884)
iShares® MSCI Singapore ETF	(69,500)	(652,605)
iShares® MSCI South Africa ETF	(29,600)	(1,356,568)
iShares® MSCI South Korea Capped ETF	(46,100)	(2,200,814)
iShares® MSCI Taiwan ETF	(54,100)	(667,594)
		(9,060,168)

Finance Exchange-Traded Funds (-1.08%)
PowerShares® Senior Loan Portfolio ETF	(104,600)	(2,320,028)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $20,067,880)		(19,430,637)

TOTAL SECURITIES SOLD SHORT
(Proceeds $98,456,638)		$(81,391,652)

*	Less than 0.005% of net assets.
[1]	Non-Income Producing Security.
[2]	A portion of the Money Market Fund's assets are held as collateral for short sales activity. As of January 31, 2016, the amount held as collateral was $30,000,000.

Common Abbreviations:
ADR - American Depositary Receipts.
ETF - Exchange-Traded Fund.
Ltd. - Limited.
MSCI - Morgan Stanley Capital International.
PLC - Public Limited Company.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SPDR - Standard and Poor's Depositary Receipt.
TIPS - Treasury Inflation Protected Securities.

Notes to Quarterly Schedule of Investments
January 31, 2016 (unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only active investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. Prior to June, 1992, Caldwell & Orkin’s name was The OTC Select-100 Fund, Inc. and consisted of only one portfolio, The OTC Select-100 Fund. The shareholders of The OTC Select-100 Fund subsequently approved changing the corporate name from The OTC Select-100 Fund, Inc. to The Caldwell & Orkin Funds, Inc. and to amend the investment objective and policies of The OTC Select-100 Fund. As a result of such amendment, The OTC Select-100 Fund was renamed and its assets and objectives were those of the Caldwell & Orkin Aggressive Growth Fund. In August, 1996, the Board of Directors of Caldwell & Orkin approved changing the name of the Caldwell & Orkin Aggressive Growth Fund to the Caldwell & Orkin Market Opportunity Fund. The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. C&O Funds Adviser, Inc. (the “Adviser”) uses a catalyst-driven, multi-dimensional, disciplined investment process focusing on active asset allocation, security selection and surveillance to achieve the Fund’s investment objective. The Adviser’s philosophy in managing the Fund is to focus on risk as well as return. The Adviser utilizes an investment philosophy based upon sophisticated exploitation of the low-risk anomaly. The low-risk anomaly stands in direct contradiction to the conventional beliefs of Efficient Market Hypothesis stating that high risk is equated with higher return. Caldwell and Orkin takes the opposite view – we believe that lower risk can result in higher return.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation
Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a value instead. Debt securities, other than short-term investments, are valued at the price provided by an independent pricing service. Short positions for which there were no sales on that day are valued at the last available ask price. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements
A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at measurement date.

Level 2 –
Quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability.

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market for the asset or liability at the measurement date.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$102,336,217	$–	$–	$102,336,217
Exchange-Traded Funds	8,436,013	–	–	8,436,013
Purchased Options
Call Options	3,807,846	269,700	–	4,077,546
Put Options	1,500,736	5,940,310	–	7,441,046
Short Term Investments	86,108,815	–	–	86,108,815
TOTAL	$202,189,627	$6,210,010	$–	$208,399,637

Other Financial Instruments*
Liabilities
Securities Sold Short
Common Stocks	$(60,802,520)	$–	$–	$(60,802,520)
Preferred Stock	(1,158,495)	–	–	(1,158,495)
Exchange-Traded Funds	(19,430,637)	–	–	(19,430,637)
TOTAL	$(81,391,652)	$–	$–	$(81,391,652)

There were no transfers between Levels 1, 2, and 3 during the period ended January 31, 2016. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

The Fund evaluates transfers into or out of all levels as of the end of the reporting period. All securities of the Fund were valued using either Level 1 or Level 2 inputs during the period ended January 31, 2016. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

*	For detailed industry descriptions, see the accompanying Schedule of Investments

Use of Derivatives

Purchasing Put and Call Options: The Fund may invest in options on securities and indices, and use such securities either to hedge risk or enhance the long positions in the Fund’s portfolio.

By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a typical put option can expect to realize a gain if security prices fall. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Securities Transactions and Related Investment Income

Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Cash

The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments. See further notes below, under Significant Ownership Concentration, regarding this cash balance.

Significant Ownership Concentration

At January 31, 2016, the Fund invested 40.08% of its total net assets in the JPMorgan 100% U.S. Treasury Securities Money Market Fund Capital Class (CJTXX). The Fund uses the money market instrument as a vehicle for holding collateral related to securities sold short. As stated in the Fund’s prospectus, the Fund will typically invest between 0% and 50% of net assets in money market securities and fixed income securities. This portion of the Fund’s portfolio includes cash equivalents (i.e., money market funds or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although generally cash equivalents are emphasized more than bonds. The corporate bonds purchased may have any maturity and be of any rating or quality, as long as Fund management believes it is consistent with the Fund’s investment objective.

The JPMorgan 100% U.S. Treasury Securities Money Market Fund’s objective is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. The JPMorgan 100% U.S. Treasury Securities Money Market Fund invests its assets exclusively in obligations of the U.S. Treasury including treasury bills, bonds and notes.

Fund management considers investments in securities sold short to be part of managed assets, thereby reducing the Fund’s available cash balance. If the absolute value of securities sold short was added to the Fund’s total long positions as of January 31, 2016, total investments would equal 94.79%, as a percentage of net assets. This would result in cash equivalents representing 5.21% of net assets, vs. the 40.08% that is disclosed on the Schedule of Investments. This better illustrates the Fund’s net cash exposure as of January 31, 2016.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT PORTFOLIO TRANSACTIONS

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At January 31, 2016, the Fund had approximately 38% of its total net assets in short positions.

For the period ended January 31, 2016, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $104,335,747 and $173,630,194, respectively.

3. UNREALIZED APPRECIATION/ (DEPRECIATION) OF INVESTMENTS

On January 31, 2016, based on cost of $122,076,095 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $2,212,735 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $(1,120,651), resulting in net unrealized appreciation of $1,092,084.

Item 2 - Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive Officer

Date:	March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive Officer

Date:	March 29, 2016

By:	/s/ David R. Bockel, Jr.
David R. Bockel, Jr.
Treasurer, Principal Financial Officer

Date:	March 29, 2016